J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
(All Share Classes)
Prospectuses dated July 1, 2009

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
(All Shares Classes)
Prospectuses dated July 1, 2009

J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Liquid Assets Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
(All Share Classes)
Prospectuses dated July 1, 2009

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
(All Shares Classes)
Prospectuses dated November 1, 2009

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth Fund
JPMorgan Investor Growth & Income Fund
(All Shares Classes)
Prospectus dated November 1, 2009

(each, a series of JPMorgan Trust II)
(each a “Fund” and collectively the “Funds”)

Supplement dated December 1, 2009
to the Prospectuses dated as indicated
above, as supplemented

Effective January 1, 2010 (the “Effective Date”), the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”) will be transferred to J.P. Morgan Investment Management Inc. (“JPMIM”) and JPMIM will become the investment adviser for the Funds indicated above subject to regulatory approval and receipt of a legal opinion that the proposed transaction will not result in an “assignment” of the investment advisory agreement with the Funds for purposes of the Investment Company Act of 1940, as amended. JPMIA and JPMIM are both wholly owned subsidiaries of JPMorgan Chase & Co. and the investment advisory businesses of JPMIA and JPMIM are being consolidated to achieve greater operational efficiency and simplify the organizational structure. On the Effective Date, all references to JPMIA in the prospectuses are hereby changed to reflect JPMIM as the investment adviser to these Funds. The appointment of JPMIM will not change the portfolio management team, investment strategies, investment advisory fees charged to the Funds or the terms of the investment advisory agreement (other than the identity of the adviser). Shareholder approval is not required for the change in investment adviser.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-JPM-CONSOL-1209

J.P. MORGAN INCOME FUNDS

JPMorgan Core Bond Fund
JPMorgan Core Plus Bond Fund
JPMorgan Government Bond Fund
JPMorgan High Yield Fund
JPMorgan Limited Duration Bond Fund
JPMorgan Mortgage-Backed Securities Fund
JPMorgan Short Duration Bond Fund
JPMorgan Treasury & Agency Fund
Statement of Additional Information
dated July 1, 2009

J.P. MORGAN MUNICIPAL BOND FUNDS

JPMorgan Arizona Municipal Bond Fund
JPMorgan Michigan Municipal Bond Fund
JPMorgan Municipal Income Fund
JPMorgan Ohio Municipal Bond Fund
JPMorgan Short-Intermediate Municipal Bond Fund
JPMorgan Tax Free Bond Fund
Statement of Additional Information
dated July 1, 2009

J.P. MORGAN MONEY MARKET FUNDS

JPMorgan Liquid Assets Money Market Fund
JPMorgan Michigan Municipal Money Market Fund
JPMorgan Municipal Money Market Fund
JPMorgan Ohio Municipal Money Market Fund
JPMorgan U.S. Government Money Market Fund
JPMorgan U.S. Treasury Plus Money Market Fund
Statement of Additional Information
dated July 1, 2009

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Equity Income Fund
JPMorgan Equity Index Fund
JPMorgan Intrepid Mid Cap Fund
JPMorgan Large Cap Growth Fund
JPMorgan Large Cap Value Fund
JPMorgan Market Expansion Index Fund
JPMorgan Mid Cap Growth Fund
JPMorgan Multi-Cap Market Neutral Fund
JPMorgan Small Cap Growth Fund
JPMorgan Small Cap Value Fund
Statement of Additional Information
dated November 1, 2009

J.P. MORGAN INVESTOR FUNDS

JPMorgan Investor Conservative Growth Fund
JPMorgan Investor Balanced Fund
JPMorgan Investor Growth Fund
JPMorgan Investor Growth & Income Fund
Statement of Additional Information
dated November 1, 2009

(each, a series of JPMorgan Trust II)
(each a “Fund” and collectively the “Funds”)

Supplement dated December 1, 2009
to the Statements of Additional Information
dated as indicated above, as supplemented

Effective January 1, 2010 (the “Effective Date”), the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”) will be transferred to J.P. Morgan Investment Management Inc. (“JPMIM”) and JPMIM will become the investment adviser for the Funds indicated above subject to regulatory approval and receipt of a legal opinion that the proposed transaction will not result in an “assignment” of the investment advisory agreement with the Funds for purposes of the Investment Company Act of 1940, as amended. JPMIA and JPMIM are both wholly owned subsidiaries of JPMorgan Chase & Co. and the investment advisory businesses of JPMIA and JPMIM are being consolidated to achieve greater operational efficiency and simplify the organizational structure. On the Effective Date, all references to JPMIA in the Statements of Additional Information are hereby changed to reflect JPMIM as the investment adviser to these Funds. The appointment of JPMIM will not change the portfolio management team, investment strategies, investment advisory fees charged to the Funds or the terms of the investment advisory agreement (other than the identity of the adviser). Shareholder approval is not required for the change in investment adviser.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDTITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-JPM-CONSOL-1209

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Balanced Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio
JPMorgan Insurance Trust Equity Index Portfolio
JPMorgan Insurance Trust Intrepid Growth Portfolio
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust Core Bond Portfolio
(All Share Classes)
Prospectuses dated April 25, 2009

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated December 1, 2009
to the Prospectuses dated April 25, 2009, as supplemented

Effective January 1, 2010 (the “Effective Date”), the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”) will be transferred to J.P. Morgan Investment Management Inc. (“JPMIM”) and JPMIM will become the investment adviser for the Funds indicated above subject to regulatory approval and receipt of a legal opinion that the proposed transaction will not result in an “assignment” of the investment advisory agreement with the Portfolios for purposes of the Investment Company Act of 1940, as amended. JPMIA and JPMIM are both wholly owned subsidiaries of JPMorgan Chase & Co. and the investment advisory businesses of JPMIA and JPMIM are being consolidated to achieve greater operational efficiency and simplify the organizational structure. On the Effective Date, all references to JPMIA in the prospectuses are hereby changed to reflect JPMIM as the investment adviser to these Portfolios. The appointment of JPMIM will not change the portfolio management team, investment strategies, investment advisory fees charged to the Portfolios or the terms of the investment advisory agreement (other than the identity of the adviser). Shareholder approval is not required for the change in investment adviser.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
PROSPECTUS FOR FUTURE REFERENCE

SUP-JPMIT-CONSOL-1209

JPMORGAN INSURANCE TRUST

JPMorgan Insurance Trust Balanced Portfolio
JPMorgan Insurance Trust Diversified Mid Cap Growth Portfolio
JPMorgan Insurance Trust Equity Index Portfolio
JPMorgan Insurance Trust Intrepid Growth Portfolio
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio
JPMorgan Insurance Trust Mid Cap Value Portfolio
JPMorgan Insurance Trust Core Bond Portfolio
(All Share Classes)
Statement of Additional Information
dated April 25, 2009

(each a “Portfolio” and collectively the “Portfolios”)

Supplement dated December 1, 2009
to the Statement of Additional Information
dated April 25, 2009, as supplemented

Effective January 1, 2010 (the “Effective Date”), the investment advisory business of JPMorgan Investment Advisors Inc. (“JPMIA”) will be transferred to J.P. Morgan Investment Management Inc. (“JPMIM”) and JPMIM will become the investment adviser for the Portfolios indicated above subject to regulatory approval and receipt of a legal opinion that the proposed transaction will not result in an “assignment” of the investment advisory agreement with the Portfolios for purposes of the Investment Company Act of 1940, as amended. JPMIA and JPMIM are both wholly owned subsidiaries of JPMorgan Chase & Co. and the investment advisory businesses of JPMIA and JPMIM are being consolidated to achieve greater operational efficiency and simplify the organizational structure. On the Effective Date, all references to JPMIA in the Statement of Additional Information are hereby changed to reflect JPMIM as the investment adviser to these Portfolios. The appointment of JPMIM will not change the portfolio management team, investment strategies, investment advisory fees charged to the Portfolios or the terms of the investment advisory agreement (other than the identity of the adviser). Shareholder approval is not required for the change in investment adviser.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE
STATEMENT OF ADDITIONAL INFORMATION
FOR FUTURE REFERENCE

SUP-SAI-JPMIT-CONSOL-1209